Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Reconciliation of Liabilities Arising from Financing Activities

The changes in liabilities to cash flows arising from financing activities are as follows:

(In millions)	Loans	Promissory note- related party	Lease liabilities	Total
As of March 31, 2022	¥200	—	¥239	¥439
Proceeds from short-term loans	1,800	—	—	1,800
Repayments of short-term loans	(2,000)	—	—	(2,000)
Repayments of long-term loans	0	—	—	—
Repayments of lease obligations	—	—	(255)	(255)
Proceeds from loans from related party	3,000	—	—	3,000
Repayments of loans from related party	(3,000)	—	—	(3,000)
Total changes from financing cash flows	(200)	—	(255)	(455)
Modification of lease term	—	—	253	253
New lease contracts	—	—	113	113
Interest expenses	1	—	2	3
Interest expenses paid	(1)	—	(2)	(3)
Total liability-related other changes	—	—	366	366
As of March 31, 2023	—	—	350	350
Proceeds from short-term loans	1,200	—	—	1,200
Repayments of short-term loans	(1,200)	—	—	(1,200)
Repayments of lease obligations	—	—	(327)	(327)
Total changes from financing cash flows	—	—	(327)	(327)
Modification of lease term	—	—	(81)	(81)
New lease contracts	—	—	1,719	1,719
Interest expenses	0	—	5	5
Interest expenses paid	(0)	—	(5)	(5)
Total liability-related other changes	—	—	1,638	1,638
(In millions)	Loans	Promissory note- related party	Lease liabilities	Total
As of March 31, 2024	—	—	1,661	1,661
Proceeds from short-term loans	1,800	—	—	1,800
Repayments of short-term loans	(1,800)	—	—	(1,800)
Repayments of lease obligations	—	—	(463)	(463)
Proceeds from loans from related party	8,508	—	—	8,508
Repayments of loans from related party	(7,759)	(128)	—	(7,887)
Total changes from financing cash flows	749	(128)	(463)	158
Modification of lease term	—	—	79	79
Increase by business combination	2	128	—	130
Interest expense	21	—	10	31
Interest paid	(21)	—	(10)	(31)
Total liability-related other changes	2	128	79	209
As of March 31, 2025	¥751	—	¥1,277	¥2,028